Revenue - Interest income net (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Interest revenue calculated using the effective interest rate	₽ (3,646)	₽ (1,854)	₽ (1,052)
Interest expense classified as part of cost of revenue	689	89	42
Interest income and expenses, net, classified separately in the consolidated statement of comprehensive income	56	(17)	(6)
Interest income, net, for the purposes of consolidated cash flow statement	₽ (2,901)	₽ (1,782)	₽ (1,016)